Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2065 Portfolio℠
September 30, 2023
VIPF2065-NPRT3-1123
1.9893092.104
Domestic Equity Funds - 48.3%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	4,776	214,715
VIP Equity-Income Portfolio Initial Class (a)	7,340	175,867
VIP Growth & Income Portfolio Initial Class (a)	9,267	240,302
VIP Growth Portfolio Initial Class (a)	4,153	353,726
VIP Mid Cap Portfolio Initial Class (a)	1,649	55,710
VIP Value Portfolio Initial Class (a)	6,874	124,550
VIP Value Strategies Portfolio Initial Class (a)	4,010	62,076
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,075,992)		1,226,946

International Equity Funds - 40.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	34,763	344,844
VIP Overseas Portfolio Initial Class (a)	29,743	687,951
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,054,716)		1,032,795

Bond Funds - 10.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	6,061	54,250
Fidelity International Bond Index Fund (a)	1,582	14,045
Fidelity Long-Term Treasury Bond Index Fund (a)	16,306	148,551
VIP High Income Portfolio Initial Class (a)	1,502	6,877
VIP Investment Grade Bond II Portfolio - Initial Class (a)	5,401	49,741
TOTAL BOND FUNDS (Cost $317,624)		273,464

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.09% (a)(b) (Cost $5,137)	5,137	5,137

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,453,469)	2,538,342
NET OTHER ASSETS (LIABILITIES) - 0.0%	(230)
NET ASSETS - 100.0%	2,538,112

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	48,411	42,301	35,793	(142)	(1,891)	1,222	54,250
Fidelity International Bond Index Fund	12,455	10,424	8,911	155	(145)	222	14,045
Fidelity Long-Term Treasury Bond Index Fund	134,595	126,173	96,500	3,263	(10,866)	(4,851)	148,551
VIP Contrafund Portfolio Initial Class	186,618	133,702	140,224	1,929	(5,081)	39,700	214,715
VIP Emerging Markets Portfolio Initial Class	314,462	255,883	225,462	565	(22,957)	22,918	344,844
VIP Equity-Income Portfolio Initial Class	167,226	117,595	111,418	-	(5,249)	7,713	175,867
VIP Government Money Market Portfolio Initial Class 5.09%	16,147	38,314	49,324	723	-	-	5,137
VIP Growth & Income Portfolio Initial Class	216,390	157,132	150,020	841	(3,339)	20,139	240,302
VIP Growth Portfolio Initial Class	293,073	235,667	232,017	2,132	(7,793)	64,796	353,726
VIP High Income Portfolio Initial Class	6,121	4,894	4,366	4	(174)	402	6,877
VIP Investment Grade Bond II Portfolio - Initial Class	18,067	64,013	31,046	6	(187)	(1,106)	49,741
VIP Mid Cap Portfolio Initial Class	52,186	36,991	35,154	129	(2,779)	4,466	55,710
VIP Overseas Portfolio Initial Class	606,530	471,783	428,712	-	(26,805)	65,155	687,951
VIP Value Portfolio Initial Class	120,575	80,684	86,632	-	(1,683)	11,606	124,550
VIP Value Strategies Portfolio Initial Class	59,765	40,973	43,288	151	(1,621)	6,247	62,076
	2,252,621	1,816,529	1,678,867	9,756	(90,570)	238,629	2,538,342

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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